Segment Reporting - Schedule of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Depreciation and amortization							$ 8,603	$ 5,269	$ 7,732	$ 2,322	$ 48,247
Change in fair value of contingent consideration							(998)	(1,220)	(2,065)	0	0
Loss on extinguishment of debt							0	4,285	4,285	35,828	685
Net Income (Loss)	$ 6,677	$ 30,712	$ 12,182	$ 7,663	$ 9,655	$ 1,259					(774,185)
Impairment charges									0	0	573,838
Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues	188,133			156,818			514,576	435,284	600,274	443,038	35,077
Cost of revenues (exclusive of depreciation and amortization shown separately below)	50,462			37,617			130,838	102,203	140,508	90,617	24,690
General and administrative	37,225			30,239			107,921	95,721	127,619	92,170	66,199
Depreciation and amortization	3,301			2,158			8,603	5,269	7,732	2,322	48,247
Change in fair value of contingent consideration	20			(1,220)			(998)	(1,220)	(2,065)	0	0
Income from operations	20,119			21,701			71,242	53,348	78,105	76,571	(716,018)
Interest expense – net	2,544			2,901			8,596	9,542	12,858	58,179	57,482
Loss on extinguishment of debt	0			0			0	4,285	4,285	35,828	685
Other expenses	(1,038)			(65)			(365)	(6,618)
Net Income (Loss)	6,677			7,663			49,571	18,577	28,662	(3,283)	0
Impairment charges									0	0	573,838
Marketplace | Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues	154,388			130,542			430,119	370,972	511,094	389,668	23,281
Cost of revenues (exclusive of depreciation and amortization shown separately below)	23,923			17,950			66,749	52,912	73,126	51,702	13,741
Marketing and selling expenses	77,006			66,323			196,970	179,963	248,375	181,358	38,121
Contribution margin	53,459			46,269			166,400	138,097	189,593	156,608	(28,581)
Resale | Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues	33,745			26,276			84,457	64,312	89,180	53,370	11,796
Cost of revenues (exclusive of depreciation and amortization shown separately below)	26,539			19,667			64,089	49,291	67,382	38,915	10,949
Marketing and selling expenses	0			0			0	0	0	0	0
Contribution margin	7,206			6,609			20,368	15,021	21,798	14,455	847
Consolidated | Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues	188,133			156,818			514,576	435,284	600,274	443,038	35,077
Cost of revenues (exclusive of depreciation and amortization shown separately below)	50,462			37,617			130,838	102,203	140,508	90,617	24,690
Marketing and selling expenses	77,006			66,323			196,970	179,963	248,375	181,358	38,121
Contribution margin	60,665			52,878			186,768	153,118	211,391	171,063	(27,734)
General and administrative	37,225			30,239			107,921	95,721	127,619	92,170	66,199
Depreciation and amortization	3,301			2,158			8,603	5,269	7,732	2,322	48,247
Change in fair value of contingent consideration	20			(1,220)			(998)	(1,220)
Change in fair value of contingent consideration									(2,065)
Income from operations	20,119			21,701			71,242	53,348	78,105	76,571	(716,018)
Interest expense – net	2,544			2,901			8,596	9,542	12,858	58,179	57,482
Loss on extinguishment of debt				0				4,285	4,285	35,828	685
Other expenses	(1,038)			(65)			(365)	(6,618)	(8,227)	1,389
Net Income (Loss)	$ 18,613			$ 18,865			$ 63,011	$ 46,139	$ 69,189	$ (18,825)	(774,185)
Impairment charges											$ 573,838